Tax (Tables)	6 Months Ended
Jun. 30, 2021
Reconciliation of taxes computed at the Swiss statutory rate
Tax expense reconciliation
in	2Q21
Income tax expense computed at the Swiss statutory tax rate of 18.5% (CHF million)	150
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	(45)
Changes in tax law and rates	(31)
Other non-deductible expenses	140
Changes in deferred tax valuation allowance	292
Lower taxed income	(40)
Income taxable to noncontrolling interests	15
(Windfall tax benefits)/shortfall tax charges on share-based compensation	31
Other	54
Income tax expense	566

Effective tax rate	Effective tax rate
in	2Q21	1Q21	2Q20	6M21	6M20
Effective tax rate (%)	69.6	69.5	25.2	71.4	10.2

Net deferred tax assets
Net deferred tax assets
end of	2Q21	1Q21
Net deferred tax assets (CHF million)
Deferred tax assets	4,201	3,964
of which net operating losses	1,380	1,011
of which deductible temporary differences	2,821	2,953
Deferred tax liabilities	(578)	(557)
Net deferred tax assets	3,623	3,407

Bank
Reconciliation of taxes computed at the Swiss statutory rate
Tax expense reconciliation
in	6M21
Income tax expense computed at the Swiss statutory tax rate of 18.5% (CHF million)	3
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	(50)
Changes in tax law and rates	(27)
Other non-deductible expenses	49
Changes in deferred tax valuation allowance	49
Lower taxed income	(7)
Income taxable to noncontrolling interests	2
(Windfall tax benefits)/shortfall tax charges on share-based compensation	29
Other	(42)
Income tax expense	6

Effective tax rate	Effective tax rate
in	6M21	6M20
Effective tax rate (%)	40.0	9.5

Net deferred tax assets
Net deferred tax assets
end of	6M21	2020
Net deferred tax assets (CHF million)
Deferred tax assets	4,155	3,630
of which net operating losses	1,371	1,064
of which deductible temporary differences	2,784	2,566
Deferred tax liabilities	(164)	(157)
Net deferred tax assets	3,991	3,473